Annual Fund Operating Expenses - Harbor Overseas Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.60%	[1]
Total Annual Fund Operating Expenses	1.35%
Expense Reimbursement	(0.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.77%	[2]
Institutional Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	1.43%
Expense Reimbursement	(0.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.85%	[2]
Administrative Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	1.68%
Expense Reimbursement	(0.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.10%	[2]
Investor Class
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.79%	[1]
Total Annual Fund Operating Expenses	1.79%
Expense Reimbursement	(0.58%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.21%	[2]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any) to 0.77% 0.85%, 1.10%, and 1.21% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.